Newcomerstown Fire	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Newcomerstown Fire
13.	Newcomerstown Fire

On November 27, 2011, the Company experienced a fire at an Acoustics’ facility in Newcomerstown, Ohio (“Newcomerstown”). No one was injured as a result of the fire. Newcomerstown was comprised of approximately 93,000 square feet in one leased building with an additional 38,000 square foot expansion in process. Newcomerstown employed 103 employees prior to the accident. The fire destroyed the entire leased facility and its contents. Newcomerstown manufactured non-woven acoustical fiber insulation for the automotive industry. During 2012, the Company commenced a lease of a facility in Battle Creek, Michigan as a replacement to the Newcomerstown, Ohio location and reached pre-accident production levels at this location during the three months ended September 27, 2013.

The Company negotiated a final settlement with its insurance carrier related to this incident during the three months ended September 27, 2013 and received its final insurance payment during the three months ended December 31, 2013. Other than future payments of liabilities recorded to third parties, the Company finalized its accounting for the incident during the three months ended December 31, 2013. As a result, there were no expenses (income) during the three and six months ended June 27, 2014. For the three and six months ended June 28, 2013, the Company recorded the following expenses (income) related to the incident (in thousands):

	Three Months Ended June 28, 2013	Six Months Ended June 28, 2013
Business interruption expenses	$ 3,840	$ 7,319
Less insurance recoveries:
Property	-	(1,927)
Business interruption	(8,475)	(10,235)

Subtotal insurance recoveries	(8,475)	(12,162)

Net fire gain	$ (4,635)	$ (4,843)

Through the date of the settlement mentioned above, the Company has recorded insurance recoveries in the amount of $61.9 million of which $26.9 million related to property and $35.0 million related to business interruption. The Company has recorded $1.0 million and $0.8 million of liabilities for estimated expenses to be paid as of December 31, 2013 and June 27, 2014, respectively. The Company recorded gains of $4.6 million and $2.9 million associated with business interruption expenses, net of recovery for the three and six months ended June 28, 2013, respectively, and a gain of $1.9 million from involuntary conversion of property, plant and equipment for the six months ended June 28, 2013. The Company received $11.3 million and $12.1 million of recoveries from its insurance carrier during the three and six months ended June 28, 2013, respectively.

18.	Newcomerstown Fire

On November 27, 2011, the Company experienced a fire at an Acoustics’ facility in Newcomerstown, Ohio (“Newcomerstown”). No one was injured as a result of the fire. Newcomerstown was comprised of approximately 93,000 square feet in one leased building with an additional 38,000 square foot expansion in process. Newcomerstown employed 103 employees prior to the accident. The fire destroyed the entire leased facility and its contents. Newcomerstown manufactured non-woven acoustical fiber insulation for the automotive industry.

The Company has recorded the following expenses (income) related to the incident in its statements of operations for the years ended 2011, 2012 and 2013, and in total from the date of the fire through December 31, 2013 (in thousands):

	2011	2012	2013	Cumulative fire (gains) losses
Insurance deductibles	$200	$—	$(100)	$100
Non-cash asset impairments
Inventories, tooling and supplies	1,336	(346)	—	990
Property, plant and equipment—net	2,703	(163)	—	2,540
Losses of third-party property	11,252	(456)	—	10,796

Subtotal asset impairments and third-party property	15,291	(965)	—	14,326
Business interruption expenses	3,792	14,228	12,200	30,220

Subtotal prior to insurance recoveries	19,283	13,263	12,100	44,646
Less insurance recoveries
Property	(15,191)	(5,310)	(6,351)	(26,852)
Business interruption	(1,145)	(9,320)	(24,583)	(35,048)

Subtotal insurance recoveries	(16,336)	(14,630)	(30,934)	(61,900)

Net fire loss (gain)	$2,947	$(1,367)	$(18,834)	$(17,254)

The Company has substantial property, casualty, liability, workers’ compensation and business interruption insurance. The property and business interruption insurance provides coverage of up to $150.0 million per incident with deductibles up to approximately $0.2 million. During 2013, the Company negotiated a final settlement with its insurance carrier.

Through the date of the settlement mentioned above, the Company has recorded insurance recoveries in the amount of $61.9 million for property and business interruption. As of December 31, 2013, the Company has recorded $1.0 million of liabilities for estimated expenses yet to be paid. As the claim is fully settled, no receivables are recorded as of December 31, 2013. As of December 31, 2012, the Company had recorded insurance recoveries in the amount of $31.0 million for property losses and certain business interruption expenses. As of December 31, 2012, $2.8 million of net receivables (estimated recoveries of $31.0 million less $28.2 million cash received as of December 31, 2012) from the insurance company and $1.8 million of liabilities ($0.1 million of losses of third party property, $0.1 million of insurance deductibles, and $1.6 million of business interruption expenses) to third parties had been recorded.

The fire affected production and shipments from Newcomerstown, creating a business interruption. The Company has recorded losses of $2.9 million and $4.7 million for the years ended December 31, 2011 and 2012, respectively and a gain of $7.6 million for the year ended December 31, 2013 associated with property and business interruption expenses, net of recovery. The net expenses predominantly relate to material and labor inefficiencies, outsourcing, temporary and permanent facility start-up costs and professional fees. In conjunction with the final settlement, the Company has recorded a gain of $4.9 million for the year ended December 31, 2013 associated with lost margins since the fire.

The Company has made capital expenditures in connection with the replacement of property, plant and equipment of approximately $1.0 million, $8.6 million and $5.7 million for the years ended December 31, 2011, 2012 and 2013, respectively. The Company has recorded gains from involuntary conversion of property, plant and equipment of $6.1 million and $6.3 million for the years ended December 31, 2012 and 2013, respectively. No gain from involuntary conversion was recorded during the year ended December 31, 2011.

During 2012, the Company commenced a lease of a facility in Battle Creek, Michigan as a replacement to the Newcomerstown, Ohio location. The Company reached pre-accident production levels at this location during 2013.

The Company did not incur significant losses of customer business or any long-term negative implications to its Acoustics segment as a result of the fire. Additionally, the Company did not experience any material adverse impact to liquidity, cash, or its leverage profile as a result of the fire.